UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3-31-2005
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             05-05-2005
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 116
                                        -------------------

Form 13F Information Table Value Total: $117,482
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]


                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK       91927806     5,364,894       90,015       SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK      785688102     3,609,276       97,680       SOLE          SOLE       SOLE
Peabody Energy Corporation     COMMON STOCK                    3,281,129       70,775       SOLE          SOLE       SOLE
General Electric               COMMON STOCK      369604103     3,162,426       87,699       SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK      742718109     3,023,703       57,051       SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK      421946104     2,540,050       69,705       SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK      92857T107     2,432,790       91,596       SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    2,407,282       52,745       SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK      729251108     2,290,334       64,155       SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK      247025109     2,265,051       58,955       SOLE          SOLE       SOLE
United Technologies            COMMON STOCK      913017109     2,080,980       20,470       SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK       30975106     2,048,490       70,250       SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    1,982,366       34,815       SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108     1,952,993       76,708       SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,946,734       61,860       SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                    1,838,640       94,000       SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    1,779,650       29,065       SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                    1,669,036       41,570       SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    1,665,336       44,695       SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,619,285       20,330       SOLE          SOLE       SOLE
Sector Spdr Engy Select        COMMON STOCK                    1,592,621       37,150       SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,565,158       14,230       SOLE          SOLE       SOLE
Equity Office Pptys Tst        COMMON STOCK                    1,552,900       51,540       SOLE          SOLE       SOLE
Sector Spdr Health Fund        COMMON STOCK                    1,460,632       48,916       SOLE          SOLE       SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105     1,449,709       40,225       SOLE          SOLE       SOLE
Sector Spdr Materials Fd       COMMON STOCK                    1,433,113       47,517       SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK       18548107     1,426,995       30,265       SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,405,372       46,275       SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK       32511107     1,341,643       17,630       SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,324,567       45,960       SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK      437076102     1,272,780       33,284       SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK      887317105     1,262,407       71,932       SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK      949746101     1,250,418       20,910       SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK      254687106     1,249,525       43,492       SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK      17275R102     1,208,470       67,550       SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                    1,177,569       68,543       SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK       20002101     1,112,825       20,585       SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102     1,097,977       14,111       SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK      997134101     1,083,138       20,425       SOLE          SOLE       SOLE
FedEx Corp                     COMMON STOCK                    1,076,667       11,460       SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK      172967101     1,056,450       23,508       SOLE          SOLE       SOLE
Sector Spdr Util Select        COMMON STOCK                    1,050,712       36,045       SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                    1,042,827       23,706       SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK      55262L100     1,041,951       42,442       SOLE          SOLE       SOLE
Devon Energy Corp New          COMMON STOCK                    1,031,161       21,595       SOLE          SOLE       SOLE
Sector Spdr Tr Con Stpls       COMMON STOCK                    1,024,045       44,485       SOLE          SOLE       SOLE
Southern Company               COMMON STOCK      842587107     1,011,876       31,790       SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK      594918104     1,003,273       41,509       SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK      872540109       990,846       19,809       SOLE          SOLE       SOLE
Clorox Co.                     COMMON STOCK                      964,755       15,316       SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK      264399106       953,741       34,050       SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK      910581107       925,186        9,700       SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK       55622104       901,243       14,443       SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK       13817101       888,148       29,225       SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK      478160104       861,797       12,832       SOLE          SOLE       SOLE
3M Company                     COMMON STOCK      604059105       856,386        9,994       SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                      854,658       15,960       SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101       853,591       22,946       SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                      840,746       16,778       SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK      458140100       819,671       35,285       SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      808,450        7,690       SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                      804,813       20,375       SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      803,726       13,565       SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK      717081103       778,275       29,626       SOLE          SOLE       SOLE
Qualcomm Inc                   COMMON STOCK                      774,541       21,145       SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK      681919106       770,035        8,699       SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      756,857       28,011       SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK       2824100        726,899       15,592       SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      690,584        7,915       SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK      585055106       682,628       13,398       SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK      931422109       653,418       14,710       SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK      291011104       615,861        9,485       SOLE          SOLE       SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      612,762        3,857       SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      603,992       18,613       SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK      293562104       568,308       11,660       SOLE          SOLE       SOLE
Sector Spdr Indl Select        COMMON STOCK                      551,270       18,116       SOLE          SOLE       SOLE
ChevronTexaco Corp             COMMON STOCK      166741100       540,489        9,269       SOLE          SOLE       SOLE
IBM                            COMMON STOCK      459200101       536,583        5,872       SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK      92343V104       510,135       14,370       SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      483,866        4,520       SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK      871829107       464,612       12,978       SOLE          SOLE       SOLE
Sector Spdr Fincl Select       COMMON STOCK                      463,041       16,310       SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      452,345       10,140       SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      394,212        2,800       SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK       26874107       387,981        7,002       SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK      731068102       383,456        5,460       SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      380,897        5,825       SOLE          SOLE       SOLE
American Express Company       COMMON STOCK       25816109       344,179        6,700       SOLE          SOLE       SOLE
Waste Management Inc Del       COMMON STOCK                      340,142       11,790       SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK     428236103000     339,522       15,475       SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK       53015103       331,731        7,380       SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK      313586109       304,376        5,590       SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      300,250        7,638       SOLE          SOLE       SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                      298,147        3,755       SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK      803111103       296,944       13,400       SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK      654902204       295,407       19,145       SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK      191216100       291,482        6,995       SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      285,160        4,000       SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                      284,765        5,630       SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      283,624        4,463       SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      275,994        8,550       SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      274,731        5,255       SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      264,272        6,640       SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK       3822105        260,081       16,005       SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK       31162100       238,370        4,095       SOLE          SOLE       SOLE
Corp High Yield Fund Vi        COMMON STOCK                      229,819       16,510       SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK      184502102       228,019        6,615       SOLE          SOLE       SOLE
Noble Corporation              COMMON STOCK                      224,559        3,995       SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      223,210        3,167       SOLE          SOLE       SOLE
Sector Spdr Consumer Fd        COMMON STOCK                      222,172        6,700       SOLE          SOLE       SOLE
Caterpillar Inc.               COMMON STOCK      149123101       218,359        2,388       SOLE          SOLE       SOLE
Vanguard Index Trust Total Sto COMMON STOCK                      204,221        1,778       SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK      68389X105       143,969       11,536       SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5       50,000       SOLE          SOLE       SOLE
Eclipse Corporation            COMMON STOCK                            0      200,000       SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0       35,000       SOLE          SOLE       SOLE